1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (June 2016 Note) (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Net loss	$ (293,408)	$ (381,890)	$ (1,034,765)	$ (1,178,793)
Net cash used in operating activities	157,788	(125,084)	(876,298)	(773,793)
Cash and cash equivalents	202,406	$ 111,718	50,059	241,051	$ 202,380
Accounts receivable	566,053		750,380	588,042
Current liabilities	$ 1,555,477		1,503,961	1,374,994
Depreciation expense			$ 25,856	$ 21,271
Outstanding stock options and warrants that were excluded from the computation as their effect was antidilutive	4,169,000	4,349,500	4,169,000	4,355,000
Stock-based compensation costs	$ 60,901	$ 100,323	$ 241,388	$ 125,675
Amortization expense related to patents			0	0
Research and development expense			$ 0	$ 23,404
Accounts Receivable [Member] | Customer A [Member]
Concentration risk percentage			19.00%	38.00%
Accounts Receivable [Member] | Customer B [Member]
Concentration risk percentage			13.00%	13.00%
Accounts Receivable [Member] | Customer C [Member]
Concentration risk percentage			10.00%	12.00%
Accounts Receivable [Member] | Customer D [Member]
Concentration risk percentage				10.00%